EMPLOYEE EQUITY INCENTIVE PLAN (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options Outstanding-Number of Shares
Balance at beginning		15,448,056	9,018,609
Granted			13,164,340
Exercised			6,734,893
Cancelled
Balance at end	37,119,049		15,448,056
Options Outstanding-Weighted Average Exercise Price
Balance at beginning		$ 0.27	$ 0.72
Granted			0.25
Cancelled			0.81
Balance at end			$ 0.27
Remaining Life In Years			2 years 3 months 19 days
Employee Stock Options
Options Outstanding-Number of Shares
Balance at beginning	14,378,432	14,824,158	5,625,000
Granted		2,854,000	9,958,031
Exercised		(436,011)	(636,780)
Cancelled		(2,863,715)	(122,093)
Balance at end		14,378,432	14,824,158
Options Outstanding-Weighted Average Exercise Price
Balance at beginning	$ 0.76	$ 0.52	$ 0.59
Granted		0.5	0.78
Exercised		0.16	0.5
Cancelled		0.73	0.55
Balance at end		$ 0.76	$ 0.52
Remaining Life In Years		8 years 5 months 23 days	8 years 6 months
Exercisable at December 31		8 years 6 months	8 years 6 months